Loans receivable, net (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Loans receivable, net
Loans receivable from a third party	$ 2,099,934		$ 2,099,934
Allowance for credit losses	(209,993)		(209,993)	$ (275,500)
Loans receivable, net	1,889,941		1,889,941
Interest income	$ 105,000	$ 105,000
Third party A | Maturing, January 5, 2027
Loans receivable, net
Interest rate	10.00%
Loans receivable from a third party	$ 499,934		499,934
Third party A | Maturing, April 30, 2027
Loans receivable, net
Interest rate	10.00%
Loans receivable from a third party	$ 1,600,000		$ 1,600,000